Segment information (Tables)	9 Months Ended
Sep. 30, 2021
Schedule of results by segment

								Sep/2021
				Operating expenses
	Net	Cost of		Selling, general	Results from	Other operating
	sales	products	Gross	and distribuition	equity-accounted	income		Consolidated
	revenue	sold	profit	expenses	investees	(expenses), net
Reporting segments
Brazil	49,770,138	(33,725,131)	16,045,007	(1,137,703)		(580,909)		14,326,395
USA and Europe	24,986,945	(17,609,468)	7,377,477	(651,549)		(35,835)		6,690,093
Mexico	4,599,857	(2,346,057)	2,253,800	(340,628)		(5,783)		1,907,389
Total	79,356,940	(53,680,656)	25,676,284	(2,129,880)		(622,527)		22,923,877

Other segments	256,408	(162,548)	93,860	59,780	(1,097)	1,439		153,982
Corporate unit				(1,340,488)		115,218	(i)	(1,225,270)

Braskem consolidated before eliminations and reclassifications	79,613,348	(53,843,204)	25,770,144	(3,410,588)	(1,097)	(505,870)		21,852,589

Eliminations and reclassifications	(2,200,252)	1,785,236	(415,016)	(11,444)		(8,970)		(435,430)

Total	77,413,096	(52,057,968)	25,355,128	(3,422,032)	(1,097)	(514,840)		21,417,159

(i)	Includes the amount of R$1,031,099 related to PIS and COFINS tax credits – exclusion of ICMS from the calculation base (Note 8(a)).

							Sep/2020
				Operating expenses
	Net	Cost of		Selling, general	Results from	Other operating
	sales	products	Gross	and distribuition	equity-accounted	income	Consolidated
	revenue	sold	profit	expenses	investees	(expenses), net
Reporting segments
Brazil	27,615,688	(23,008,516)	4,607,172	(1,090,466)		(5,100,324)	(1,583,618)
USA and Europe	10,044,377	(8,593,013)	1,451,364	(502,267)		28,958	978,055
Mexico	2,878,725	(2,201,474)	677,251	(312,576)		251,950	616,625
Total	40,538,790	(33,803,003)	6,735,787	(1,905,309)		(4,819,416)	11,062

Other segments	220,352	(137,402)	82,950	47,514	(19,893)	7,115	117,686
Corporate unit				(1,019,349)		256,243	(763,106)

Braskem consolidated before eliminations and reclassifications	40,759,142	(33,940,405)	6,818,737	(2,877,144)	(19,893)	(4,556,058)	(634,358)

Eliminations and reclassifications	(954,021)	407,040	(546,981)	(14,334)		(7,308)	(568,623)

Total	39,805,121	(33,533,365)	6,271,756	(2,891,478)	(19,893)	(4,563,366)	(1,202,981)